Schedule II. - Valuation and Qualifying Accounts and Reserves (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	¥ 16,764	[1]	¥ 16,908	[1]	¥ 21,499	[1]
Charged to costs and expenses	1,528	[1]	3,111	[1]	1,644	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(1,485)	[1],[2],[3]	(2,472)	[1],[2],[3]	(5,637)	[1],[2],[3]
Translation adjustment	(427)	[1]	(783)	[1]	(598)	[1]
Balance at end of period	16,380	[1]	16,764	[1]	16,908	[1]
Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	12,299	[1]	11,919	[1]	11,526	[1]
Charged to costs and expenses	(656)	[1]	3,132	[1]	5,566	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(1,319)	[1],[2],[3]	(2,596)	[1],[2],[3]	(5,130)	[1],[2],[3]
Translation adjustment	(105)	[1]	(156)	[1]	(43)	[1]
Balance at end of period	10,219	[1]	12,299	[1]	11,919	[1]
Valuation Allowance of Deferred Tax Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	37,134	[1]	30,192	[1]	22,910	[1]
Charged to costs and expenses	11,860	[1]	11,164	[1]	11,678	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(6,300)	[1],[2],[3]	(1,185)	[1],[2],[3]	(3,268)	[1],[2],[3]
Translation adjustment	(141)	[1]	(3,037)	[1]	(1,128)	[1]
Balance at end of period	¥ 42,553	[1]	¥ 37,134	[1]	¥ 30,192	[1]

[1]	See Note 2(g) to Consolidated Financial Statements.
[2]	Receivables - Write-offs
[3]	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances